NATURE OF BUSINESS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
SCHEDULE OF OWNERSHIP STRUCTURE

As a result of the Business Combination, TWOA and LLP became wholly-owned subsidiaries of LPA, and LPA ordinary shares (“Ordinary Shares”) were listed on the New York Stock Exchange (“NYSE”) under the symbol “LPA”. Refer to Note 3 for more details.

Since TWOA did not meet the definition of a business under the guidance of International Financial Reporting Standards as issued by the International Accounting Standards Board (“IASB”) (“IFRS”) 3, the Business Combination was accounted for as a share-based payment transaction in accordance with IFRS 2, Share-Based Payment (IFRS 2), and the Business Combination was accounted for as a reverse capitalization in accordance with IFRS. Under this method of accounting, TWOA was treated as the acquired company for financial reporting purposes and LLP was treated as the accounting acquirer. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of LLP issuing shares for the net assets of TWOA.

The unaudited condensed consolidated interim financial statements were prepared as a continuation of LLP and its subsidiaries as LLP is considered the accounting predecessor. Accordingly, all historical financial information presented in these condensed consolidated interim financial statements represents the accounts of LLP. The comparative financial information in relation to the shares and basic and diluted earnings (loss) per share attributable to equity holders of the Company, prior to the Business Combination, have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

These unaudited condensed consolidated interim financial statements should be read in conjunction with LLP’s most recent audited consolidated financial statements and notes.

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF OWNERSHIP STRUCTURE

As of December 31, 2023, and 2022, Latam Logistic Properties, S.A. ownership structure was as follows:

	2023		2022
	Number of Common Shares	% of Ownership	Number of Common Shares	% of Ownership

JREP I Logistics Acquisition, L.P. (1)	149,378,010	88.8%	149,378,010	88.8%
Latam Logistics Investments, LLC	13,451,419	8.0%	13,451,419	8.0%
Latam Logistic Equity Partners, LLC	5,313,311	3.2%	5,313,311	3.2%
Total	168,142,740	100.0%	168,142,740	100.0%

(1)	JREP I Logistics Acquisition L.P. (“JREP I”) is the Group’s majority shareholder and controlling investor with 88.8% ownership. JREP GP LLC has exclusive management control over JREP I, which was engaged by Jaguar Growth Asset Management LLC to have full control over JREP I. The ultimate Group’s capital partner is Jaguar Growth Partners LLC, a New York based private equity fund with ample experience in real estate developments throughout emerging markets.